Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets, gross	$ 475,071		$ 450,641	$ 294,629
Less: Accumulated amortization	(236,261)		(198,955)	(92,822)
Intangible assets, net	238,810		251,686
Amortization expense	37,000	$ 24,000	107,000	70,000
Patent application costs
Intangible assets
Intangible assets, gross	$ 405,848		$ 382,285	207,630
Intangible asset useful life	3 years		3 years
Trade name and trademarks
Intangible assets
Intangible assets, gross	$ 69,223		$ 68,356	$ 86,999
Intangible asset useful life	3 years		3 years